Document and Entity Information	Oct. 28, 2022
Prospectus:
Document Type	497
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Oct. 28, 2022
Prospectus Date	Apr. 29, 2022
Baillie Gifford Health Innovation Equities Fund | Class K
Prospectus:
Trading Symbol	BGHDX
Baillie Gifford Health Innovation Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGHBX